Offerings - Offering: 1	Sep. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,500.00
Offering Note	The filing fee, calculated in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, or the Securities Act, the registrant is deferring payment of the entire registration fee other than the registration fee due in connection with $500,000,000 of common shares that may be issued and sold from time to time under the sales agreement prospectus included herein. Any subsequent registration fees will be paid on a pay-as-you-go basis. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on March 22, 2024 (File No. 333-278193). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividend or similar transaction. Includes rights to acquire common shares or preferred shares of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.